Advertising Costs, Policy (Policies)	3 Months Ended
Nov. 30, 2015
Policies
Advertising Costs, Policy	Advertising - Advertising and marketing expenses for the three months ended November 30, 2015, and November 30, 2014, was $33,178 and $4,433 respectively.